Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
January 31, 2025
ZMP-NPRT3-0425
1.9881625.107
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	9,525	594,551
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	7,381	84,955
Liberty Global Ltd Class C (b)	6,186	72,562

TOTAL BELGIUM		157,517
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	2,065	480,278
BRAZIL - 0.4%
Financials - 0.4%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	128,083	1,695,819
Capital Markets - 0.0%
XP Inc Class A	16,530	225,634
TOTAL BRAZIL		1,921,453
CANADA - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	7,349	657,589
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp (United States)	5,193	138,601
TOTAL CANADA		796,190
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	2,343	74,905
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	1,579	93,382
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	5,079	122,353
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (b)	46,746	1,098,998
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	2,888	297,291
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	16,990	510,550
UNITED STATES - 98.6%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.0%
Frontier Communications Parent Inc (b)	9,971	356,563
GCI Liberty Inc Class A (b)(c)	1,527	0
Iridium Communications Inc	3,309	95,134
		451,697
Entertainment - 1.7%
Electronic Arts Inc	10,632	1,306,779
Liberty Media Corp-Liberty Formula One Class A (b)	1,088	95,765
Liberty Media Corp-Liberty Formula One Class C (b)	8,325	796,703
Liberty Media Corp-Liberty Live Class A (b)	798	57,432
Liberty Media Corp-Liberty Live Class C (b)	1,804	132,756
Live Nation Entertainment Inc (b)	6,356	919,586
Madison Square Garden Sports Corp Class A (b)	755	166,002
Playtika Holding Corp	3,080	22,084
ROBLOX Corp Class A (b)	21,147	1,502,918
Roku Inc Class A (b)	5,117	423,483
Take-Two Interactive Software Inc (b)	6,947	1,288,738
TKO Group Holdings Inc Class A (b)	3,177	493,102
Warner Bros Discovery Inc (b)	98,030	1,023,433
		8,228,781
Interactive Media & Services - 0.3%
IAC Inc Class A (b)	3,177	134,482
Match Group Inc	10,463	373,530
Pinterest Inc Class A (b)	24,388	803,829
TripAdvisor Inc Class A (b)	4,577	80,372
Trump Media & Technology Group Corp (b)(d)	3,004	95,707
ZoomInfo Technologies Inc (b)	7,997	82,289
		1,570,209
Media - 1.5%
Charter Communications Inc Class A (b)	3,778	1,305,261
Fox Corp Class A	8,903	455,656
Fox Corp Class B	5,258	255,538
Interpublic Group of Cos Inc/The	15,002	430,107
Liberty Broadband Corp Class A (b)	730	55,502
Liberty Broadband Corp Class C (b)	4,383	336,001
New York Times Co/The Class A	6,477	351,701
News Corp Class A	15,273	429,477
News Corp Class B	4,638	146,792
Nexstar Media Group Inc	1,246	190,912
Omnicom Group Inc	7,804	677,309
Paramount Global Class A	582	13,275
Paramount Global Class B (d)	23,640	257,204
Sirius XM Holdings Inc (d)	8,757	210,256
Trade Desk Inc (The) Class A (b)	17,976	2,133,392
		7,248,383
TOTAL COMMUNICATION SERVICES		17,499,070

Consumer Discretionary - 10.2%
Automobile Components - 0.1%
BorgWarner Inc	9,034	288,185
Gentex Corp	9,705	251,554
Lear Corp	1,509	141,982
QuantumScape Corp Class A (b)(d)	14,968	77,384
		759,105
Automobiles - 0.2%
Harley-Davidson Inc	4,876	131,945
Lucid Group Inc Class A (b)(d)	40,989	113,129
Rivian Automotive Inc Class A (b)(d)	33,719	423,511
Thor Industries Inc	2,072	213,084
		881,669
Broadline Retail - 0.4%
Dillard's Inc Class A	129	60,386
eBay Inc	19,320	1,303,714
Etsy Inc (b)	3,715	203,991
Kohl's Corp	4,684	61,876
Macy's Inc	11,311	176,225
Nordstrom Inc	4,127	99,873
Ollie's Bargain Outlet Holdings Inc (b)	2,486	277,214
		2,183,279
Distributors - 0.3%
Genuine Parts Co	5,623	653,674
LKQ Corp	10,524	393,492
Pool Corp	1,509	519,473
		1,566,639
Diversified Consumer Services - 0.4%
ADT Inc	13,404	102,943
Bright Horizons Family Solutions Inc (b)	2,337	286,516
Duolingo Inc Class A (b)	1,499	545,621
Grand Canyon Education Inc (b)	1,175	206,377
H&R Block Inc	5,581	308,685
Service Corp International/US	5,665	442,550
		1,892,692
Hotels, Restaurants & Leisure - 3.6%
Aramark	10,552	410,578
Boyd Gaming Corp	2,558	196,071
Caesars Entertainment Inc (b)	8,567	308,840
Carnival Corp (b)	41,291	1,142,522
Cava Group Inc (b)	3,038	410,282
Choice Hotels International Inc (d)	1,097	161,621
Churchill Downs Inc	2,796	345,530
Darden Restaurants Inc	4,726	922,704
Domino's Pizza Inc	1,398	627,870
DraftKings Inc Class A (b)	18,241	765,210
Dutch Bros Inc Class A (b)	4,391	274,525
Expedia Group Inc Class A (b)	5,005	855,605
Hilton Worldwide Holdings Inc	9,622	2,463,906
Hyatt Hotels Corp Class A	1,645	260,288
Las Vegas Sands Corp	14,041	643,499
Light & Wonder Inc Class A (b)	3,575	314,278
Marriott Vacations Worldwide Corp	1,423	123,474
MGM Resorts International (b)	9,232	318,319
Norwegian Cruise Line Holdings Ltd (b)	17,676	501,115
Penn Entertainment Inc (b)	4,849	99,889
Planet Fitness Inc Class A (b)	3,395	367,203
Royal Caribbean Cruises Ltd	9,536	2,542,298
Texas Roadhouse Inc	2,687	486,616
Travel + Leisure Co	2,681	145,739
Vail Resorts Inc	1,514	257,562
Wendy's Co/The	7,146	105,975
Wingstop Inc	1,182	352,118
Wyndham Hotels & Resorts Inc	3,038	319,051
Wynn Resorts Ltd	4,124	358,169
Yum! Brands Inc	11,338	1,479,609
		17,560,466
Household Durables - 1.8%
DR Horton Inc	11,785	1,672,292
Garmin Ltd	6,229	1,344,530
Leggett & Platt Inc	2,038	21,520
Lennar Corp Class A	9,428	1,237,331
Lennar Corp Class B	545	68,555
Millrose Properties Inc (c)(e)	4,953	106,490
Mohawk Industries Inc (b)	2,123	259,643
Newell Brands Inc	16,953	168,852
NVR Inc (b)	116	929,877
PulteGroup Inc	8,248	938,457
SharkNinja Inc	2,659	297,303
Tempur Sealy International Inc	6,751	426,258
Toll Brothers Inc	4,059	551,253
TopBuild Corp (b)	1,219	417,727
Whirlpool Corp	2,137	224,406
		8,664,494
Leisure Products - 0.2%
Brunswick Corp/DE	2,672	180,200
Hasbro Inc	5,602	324,020
Mattel Inc (b)	13,591	253,336
Polaris Inc	2,160	103,032
YETI Holdings Inc (b)	3,509	130,745
		991,333
Specialty Retail - 2.4%
Advance Auto Parts Inc	2,431	117,904
AutoNation Inc (b)	1,017	191,755
Bath & Body Works Inc	8,830	332,096
Best Buy Co Inc	8,684	745,608
Burlington Stores Inc (b)	2,554	725,157
CarMax Inc (b)	6,236	534,051
Carvana Co Class A (b)	4,352	1,077,033
Dick's Sporting Goods Inc	2,254	541,073
Five Below Inc (b)	2,202	206,504
Floor & Decor Holdings Inc Class A (b)	4,250	425,425
GameStop Corp Class A (b)	15,797	424,939
Gap Inc/The	8,194	197,230
Lithia Motors Inc Class A	1,054	396,409
Murphy USA Inc	737	370,645
Penske Automotive Group Inc	737	122,069
RH (b)	603	252,723
Ross Stores Inc	13,103	1,972,788
Tractor Supply Co	21,724	1,180,917
Ulta Beauty Inc (b)	1,895	781,024
Valvoline Inc (b)	5,243	194,568
Wayfair Inc Class A (b)	3,893	188,304
Williams-Sonoma Inc	5,040	1,065,305
		12,043,527
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd (b)	4,670	115,723
Carter's Inc	1,469	79,208
Columbia Sportswear Co	1,349	119,117
Crocs Inc (b)	2,302	234,965
Deckers Outdoor Corp (b)	6,103	1,082,428
PVH Corp	2,238	200,525
Ralph Lauren Corp Class A	1,582	395,025
Skechers USA Inc Class A (b)	5,302	399,453
Tapestry Inc	9,356	682,427
Under Armour Inc Class A (b)	7,130	59,535
Under Armour Inc Class C (b)	8,315	62,612
VF Corp	14,105	366,307
		3,797,325
TOTAL CONSUMER DISCRETIONARY		50,340,529

Consumer Staples - 4.6%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	222	55,648
Brown-Forman Corp Class A	2,112	70,372
Brown-Forman Corp Class B	6,998	231,004
Celsius Holdings Inc (b)	7,185	179,481
Coca-Cola Consolidated Inc	244	333,699
Molson Coors Beverage Co Class B	6,946	380,294
		1,250,498
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc	16,861	338,063
BJ's Wholesale Club Holdings Inc (b)	5,312	526,154
Casey's General Stores Inc	1,488	627,594
Dollar General Corp	8,862	629,734
Dollar Tree Inc (b)	8,180	600,003
Grocery Outlet Holding Corp (b)	3,925	63,545
Kroger Co/The	26,712	1,646,528
Maplebear Inc (b)	6,693	323,138
Performance Food Group Co (b)	6,152	555,587
Sysco Corp	19,798	1,443,670
US Foods Holding Corp (b)	9,172	650,570
Walgreens Boots Alliance Inc	29,115	299,302
		7,703,888
Food Products - 1.9%
Archer-Daniels-Midland Co	19,221	984,692
Bunge Global SA	5,596	426,023
Conagra Brands Inc	19,261	498,667
Darling Ingredients Inc (b)	6,407	240,006
Flowers Foods Inc	7,753	151,571
Freshpet Inc (b)	1,878	300,386
General Mills Inc	22,471	1,351,407
Hershey Co/The	5,883	878,038
Hormel Foods Corp	11,681	350,196
Ingredion Inc	2,627	358,428
JM Smucker Co	4,181	446,907
Kellanova	10,454	854,405
Lamb Weston Holdings Inc	5,726	343,216
McCormick & Co Inc/MD	10,150	783,885
Pilgrim's Pride Corp (b)	1,666	77,536
Post Holdings Inc (b)	1,910	202,766
Seaboard Corp	12	29,260
The Campbell's Company	7,757	300,739
Tyson Foods Inc Class A	11,374	642,517
		9,220,645
Household Products - 0.4%
Church & Dwight Co Inc	9,843	1,038,633
Clorox Co/The	4,979	790,068
Reynolds Consumer Products Inc	2,178	60,134
Spectrum Brands Holdings Inc	1,128	95,384
		1,984,219
Personal Care Products - 0.5%
BellRing Brands Inc (b)	5,148	398,198
Coty Inc Class A (b)	15,845	116,144
elf Beauty Inc (b)	2,163	216,105
Kenvue Inc	76,995	1,639,224
		2,369,671
TOTAL CONSUMER STAPLES		22,528,921

Energy - 5.2%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	40,120	1,852,742
Halliburton Co	35,653	927,691
NOV Inc	15,564	224,900
Weatherford International PLC	2,928	184,317
		3,189,650
Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream Corp	13,626	218,561
Antero Resources Corp (b)	11,696	436,495
APA Corp	14,577	319,674
Cheniere Energy Inc	8,977	2,007,706
Chord Energy Corp	2,491	280,113
Civitas Resources Inc	4,003	203,192
Coterra Energy Inc	29,359	813,831
Devon Energy Corp	25,122	856,660
Diamondback Energy Inc	7,603	1,249,629
DT Midstream Inc	3,882	392,393
Eqt Corp	23,745	1,213,844
Expand Energy Corp	9,298	944,677
Hess Corp	11,226	1,560,751
HF Sinclair Corp	6,306	227,520
Kinder Morgan Inc	77,872	2,139,923
Matador Resources Co	4,739	274,862
New Fortress Energy Inc Class A (d)	3,290	49,350
ONEOK Inc	23,461	2,279,705
Ovintiv Inc	10,601	447,574
Permian Resources Corp Class A	26,351	386,042
Range Resources Corp	9,513	352,362
Targa Resources Corp	8,682	1,708,618
Texas Pacific Land Corp	755	979,363
Viper Energy Inc Class A	4,139	194,119
Williams Cos Inc/The	48,907	2,710,915
		22,247,879
TOTAL ENERGY		25,437,529

Financials - 16.5%
Banks - 2.5%
Bank OZK	4,307	218,753
BOK Financial Corp	915	101,034
Citizens Financial Group Inc	17,830	848,173
Columbia Banking System Inc	8,429	235,169
Comerica Inc	5,350	360,162
Commerce Bancshares Inc/MO	4,948	330,526
Cullen/Frost Bankers Inc	2,360	328,984
East West Bancorp Inc	5,537	570,145
Fifth Third Bancorp	27,117	1,201,554
First Citizens BancShares Inc/NC Class A	482	1,062,661
First Hawaiian Inc	5,358	147,988
First Horizon Corp	21,462	469,803
FNB Corp/PA	14,393	225,826
Huntington Bancshares Inc/OH	58,097	999,268
KeyCorp	37,255	669,845
M&T Bank Corp	6,671	1,342,473
Pinnacle Financial Partners Inc	3,049	380,424
Prosperity Bancshares Inc	3,606	288,480
Regions Financial Corp	36,898	909,167
Synovus Financial Corp	5,803	327,405
TFS Financial Corp	2,515	34,506
Webster Financial Corp	6,868	413,728
Western Alliance Bancorp	4,322	379,774
Wintrust Financial Corp	2,608	341,152
Zions Bancorp NA	5,807	335,993
		12,522,993
Capital Markets - 5.5%
Affiliated Managers Group Inc	1,187	223,084
Ameriprise Financial Inc	3,903	2,120,734
Ares Management Corp Class A	7,446	1,475,946
Bank of New York Mellon Corp/The	29,682	2,550,574
Blue Owl Capital Inc Class A	20,865	542,699
Carlyle Group Inc/The	8,830	495,893
Cboe Global Markets Inc	4,254	869,220
Coinbase Global Inc Class A (b)	8,156	2,376,087
Evercore Inc Class A	1,441	419,720
FactSet Research Systems Inc	1,532	726,796
Franklin Resources Inc	11,699	260,186
Houlihan Lokey Inc Class A	2,115	384,338
Interactive Brokers Group Inc Class A	4,235	920,858
Invesco Ltd	14,920	286,912
Janus Henderson Group PLC	5,138	230,850
Jefferies Financial Group Inc	6,972	536,077
Lazard Inc Class A	4,432	240,968
LPL Financial Holdings Inc	2,995	1,098,836
MarketAxess Holdings Inc	1,490	328,739
Morningstar Inc	1,076	353,617
MSCI Inc	3,062	1,827,310
Nasdaq Inc	16,540	1,361,904
Northern Trust Corp	7,869	883,610
Raymond James Financial Inc	7,400	1,246,752
Robinhood Markets Inc Class A (b)	27,031	1,404,260
SEI Investments Co	4,013	347,446
State Street Corp	11,764	1,195,458
Stifel Financial Corp	3,984	461,546
T Rowe Price Group Inc	8,843	1,033,924
TPG Inc Class A	3,394	228,247
Tradeweb Markets Inc Class A	4,674	593,131
Virtu Financial Inc Class A	3,206	128,431
		27,154,153
Consumer Finance - 1.0%
Ally Financial Inc	11,093	432,294
Credit Acceptance Corp (b)	253	128,466
Discover Financial Services	10,057	2,022,362
OneMain Holdings Inc	4,578	254,262
SLM Corp	8,488	236,900
SoFi Technologies Inc Class A (b)	42,618	672,512
Synchrony Financial	15,611	1,076,847
		4,823,643
Financial Services - 2.1%
Affirm Holdings Inc Class A (b)	10,431	637,021
Block Inc Class A (b)	22,369	2,031,554
Corebridge Financial Inc	11,898	401,676
Corpay Inc (b)	2,715	1,033,030
Equitable Holdings Inc	12,674	689,719
Euronet Worldwide Inc (b)	1,757	173,065
Fidelity National Information Services Inc	21,975	1,790,303
Global Payments Inc	10,260	1,157,841
Jack Henry & Associates Inc	2,923	508,865
MGIC Investment Corp	10,355	264,467
Rocket Cos Inc Class A (b)	5,827	73,420
Shift4 Payments Inc Class A (b)	2,467	295,670
Toast Inc Class A (b)	18,229	745,931
UWM Holdings Corp Class A	4,401	26,538
Voya Financial Inc	3,967	281,617
Western Union Co/The	13,814	142,560
WEX Inc (b)	1,607	295,511
		10,548,788
Insurance - 5.1%
AFLAC Inc	22,421	2,407,567
Allstate Corp/The	10,570	2,032,928
American Financial Group Inc/OH	2,874	392,473
Arch Capital Group Ltd	14,514	1,350,818
Arthur J Gallagher & Co	9,895	2,986,509
Assurant Inc	2,086	448,886
Assured Guaranty Ltd	2,046	193,552
Axis Capital Holdings Ltd	3,058	278,339
Brighthouse Financial Inc (b)	2,489	153,596
Brown & Brown Inc	9,616	1,006,411
Cincinnati Financial Corp	6,159	844,091
CNA Financial Corp	859	42,142
Everest Group Ltd	1,724	599,107
Fidelity National Financial Inc	10,416	605,899
First American Financial Corp	4,062	256,800
Globe Life Inc	3,576	436,594
Hanover Insurance Group Inc/The	1,441	220,603
Hartford Financial Services Group Inc/The	11,620	1,296,211
Kemper Corp	2,480	166,606
Kinsale Capital Group Inc	891	393,769
Lincoln National Corp	6,876	241,760
Loews Corp	7,128	609,088
Markel Group Inc (b)	509	930,849
Old Republic International Corp	9,398	343,779
Primerica Inc	1,350	391,730
Principal Financial Group Inc	9,151	754,500
Prudential Financial Inc	14,443	1,744,137
Reinsurance Group of America Inc	2,633	599,955
RLI Corp	3,347	245,502
Ryan Specialty Holdings Inc Class A	4,111	273,710
Unum Group	7,232	551,440
W R Berkley Corp	11,841	696,606
White Mountains Insurance Group Ltd	102	197,111
Willis Towers Watson PLC	4,057	1,337,045
		25,030,113
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp (d)	32,233	321,363
Annaly Capital Management Inc	22,634	461,960
Rithm Capital Corp	20,608	237,198
Starwood Property Trust Inc	12,719	246,113
		1,266,634
TOTAL FINANCIALS		81,346,324

Health Care - 9.5%
Biotechnology - 1.5%
Alnylam Pharmaceuticals Inc (b)	5,189	1,407,828
Apellis Pharmaceuticals Inc (b)	4,259	123,554
Biogen Inc (b)	5,878	846,021
BioMarin Pharmaceutical Inc (b)	7,631	483,500
Exact Sciences Corp (b)	7,347	411,799
Exelixis Inc (b)	11,278	373,866
GRAIL Inc (d)	1,096	33,186
Incyte Corp (b)	6,426	476,552
Ionis Pharmaceuticals Inc (b)	6,409	204,447
Natera Inc (b)	4,604	814,540
Neurocrine Biosciences Inc (b)	4,022	610,620
Roivant Sciences Ltd (b)	17,020	189,433
Sarepta Therapeutics Inc (b)	3,659	416,101
Ultragenyx Pharmaceutical Inc (b)	3,682	158,436
United Therapeutics Corp (b)	1,757	617,006
Viking Therapeutics Inc (b)	4,299	140,792
		7,307,681
Health Care Equipment & Supplies - 2.8%
Align Technology Inc (b)	3,030	663,903
Baxter International Inc	20,587	670,313
Cooper Cos Inc/The (b)	7,875	760,331
DENTSPLY SIRONA Inc	4,546	89,829
Dexcom Inc (b)	15,737	1,366,444
Enovis Corp (b)	2,334	109,651
Envista Holdings Corp (b)	7,178	147,293
GE HealthCare Technologies Inc	18,319	1,617,568
Globus Medical Inc Class A (b)	4,500	417,240
Hologic Inc (b)	9,216	664,842
IDEXX Laboratories Inc (b)	3,279	1,383,902
Inspire Medical Systems Inc (b)	1,185	229,298
Insulet Corp (b)	2,817	784,196
Masimo Corp (b)	1,748	304,554
Penumbra Inc (b)	1,495	399,120
QuidelOrtho Corp (b)	2,579	112,083
ResMed Inc	5,859	1,383,779
Solventum Corp	5,604	415,032
STERIS PLC	3,983	878,849
Teleflex Inc	1,893	341,194
Zimmer Biomet Holdings Inc	8,010	876,935
		13,616,356
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (b)	3,718	167,719
Amedisys Inc (b)	1,291	119,418
Cardinal Health Inc	9,800	1,211,868
Cencora Inc	6,681	1,698,378
Centene Corp (b)	20,343	1,302,562
Chemed Corp	598	336,076
DaVita Inc (b)	1,893	333,547
Encompass Health Corp	3,983	395,392
Henry Schein Inc (b)	5,075	406,000
Humana Inc	4,857	1,424,218
Labcorp Holdings Inc	3,380	844,324
Molina Healthcare Inc (b)	2,289	710,528
Premier Inc Class A	4,067	92,158
Quest Diagnostics Inc	4,464	728,078
Tenet Healthcare Corp (b)	3,820	538,200
Universal Health Services Inc Class B	2,311	435,762
		10,744,228
Health Care Technology - 0.3%
Certara Inc (b)	2,917	41,509
Doximity Inc Class A (b)	4,992	295,027
Veeva Systems Inc Class A (b)	5,974	1,393,495
		1,730,031
Life Sciences Tools & Services - 2.3%
10X Genomics Inc Class A (b)	2,531	37,965
Agilent Technologies Inc	11,568	1,752,784
Avantor Inc (b)	27,314	608,556
Azenta Inc (b)	1,994	107,776
Bio-Rad Laboratories Inc Class A (b)	771	278,238
Bio-Techne Corp	6,303	463,586
Bruker Corp	4,434	257,837
Charles River Laboratories International Inc (b)	2,064	340,065
Fortrea Holdings Inc (b)	3,700	62,197
Illumina Inc (b)	6,428	853,253
IQVIA Holdings Inc (b)	7,268	1,463,484
Medpace Holdings Inc (b)	1,024	357,530
Mettler-Toledo International Inc (b)	851	1,161,138
QIAGEN NV (United States)	8,785	392,162
Repligen Corp (b)	2,249	373,806
Revvity Inc	4,974	627,371
Sotera Health Co (b)	6,186	84,810
Waters Corp (b)	2,379	988,427
West Pharmaceutical Services Inc	2,928	1,000,058
		11,211,043
Pharmaceuticals - 0.4%
Elanco Animal Health Inc (b)	20,035	241,021
Intra-Cellular Therapies Inc (b)	4,153	527,763
Jazz Pharmaceuticals PLC (b)	2,441	303,587
Organon & Co	10,496	163,318
Perrigo Co PLC	4,252	105,917
Royalty Pharma PLC Class A	15,822	499,659
Viatris Inc	48,041	541,903
		2,383,168
TOTAL HEALTH CARE		46,992,507

Industrials - 17.0%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	2,889	1,884,148
BWX Technologies Inc	3,676	415,131
Curtiss-Wright Corp	1,536	532,900
HEICO Corp	1,773	423,640
HEICO Corp Class A	3,272	622,760
Hexcel Corp	3,306	215,551
Howmet Aerospace Inc	16,295	2,062,622
Huntington Ingalls Industries Inc	1,582	312,065
L3Harris Technologies Inc	7,637	1,619,120
Loar Holdings Inc	1,221	97,045
Spirit AeroSystems Holdings Inc Class A (b)	4,806	163,452
Standardaero Inc	2,792	74,937
Textron Inc	7,525	575,738
Woodward Inc	2,379	440,710
		9,439,819
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	4,674	465,016
Expeditors International of Washington Inc	5,671	644,112
GXO Logistics Inc (b)	4,786	217,524
		1,326,652
Building Products - 1.3%
A O Smith Corp	4,807	323,511
AAON Inc	2,713	315,739
Advanced Drainage Systems Inc	2,844	343,868
Allegion plc	3,504	465,086
Armstrong World Industries Inc	1,739	262,606
AZEK Co Inc/The Class A (b)	5,800	297,134
Builders FirstSource Inc (b)	4,621	773,001
Carlisle Cos Inc	1,816	707,259
Fortune Brands Innovations Inc	4,971	356,272
Hayward Holdings Inc (b)	5,816	87,589
Lennox International Inc	1,290	764,222
Masco Corp	8,665	686,961
Owens Corning	3,474	641,127
Simpson Manufacturing Co Inc	1,716	288,288
Trex Co Inc (b)	4,342	316,228
		6,628,891
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (b)	2,046	476,718
MSA Safety Inc	1,490	245,448
Rollins Inc	11,285	558,608
Tetra Tech Inc	10,744	395,379
Veralto Corp	9,932	1,026,869
Vestis Corp	5,398	75,464
		2,778,486
Construction & Engineering - 1.1%
AECOM	5,378	567,056
API Group Corp (b)	9,165	349,645
Comfort Systems USA Inc	1,411	616,254
EMCOR Group Inc	1,822	816,365
Everus Construction Group Inc	2,044	140,648
MasTec Inc (b)	2,510	364,176
Quanta Services Inc	5,843	1,797,366
Valmont Industries Inc	798	264,744
WillScot Holdings Corp (b)	7,245	268,500
		5,184,754
Electrical Equipment - 1.5%
Acuity Brands Inc	1,247	414,490
AMETEK Inc	9,307	1,717,701
Generac Holdings Inc (b)	2,377	354,957
Hubbell Inc	2,166	916,240
nVent Electric PLC	6,690	435,452
Regal Rexnord Corp	2,688	426,666
Rockwell Automation Inc	4,628	1,288,574
Sensata Technologies Holding PLC	4,409	119,748
Vertiv Holdings Co Class A	14,414	1,686,726
		7,360,554
Ground Transportation - 0.9%
Avis Budget Group Inc (b)	701	62,880
JB Hunt Transport Services Inc	3,261	558,348
Knight-Swift Transportation Holdings Inc	6,348	362,407
Landstar System Inc	1,427	234,970
Lyft Inc Class A (b)	14,882	201,502
Old Dominion Freight Line Inc	7,793	1,446,459
Ryder System Inc	1,662	264,939
Saia Inc (b)	1,067	512,277
Schneider National Inc Class B	1,958	58,251
U-Haul Holding Co (b)	438	31,917
U-Haul Holding Co Class N	3,902	252,616
XPO Inc (b)	4,601	615,016
		4,601,582
Machinery - 3.8%
AGCO Corp	2,534	264,626
Allison Transmission Holdings Inc	3,445	404,925
CNH Industrial NV Class A	35,263	454,187
Crane Co	1,970	335,530
Cummins Inc	5,486	1,954,388
Donaldson Co Inc	4,843	344,773
Dover Corp	5,513	1,122,888
Esab Corp	2,274	281,612
Flowserve Corp	5,268	329,882
Fortive Corp	13,976	1,136,668
Gates Industrial Corp PLC (b)	9,602	198,665
Graco Inc	6,729	566,380
IDEX Corp	3,054	685,043
Ingersoll Rand Inc	16,250	1,524,250
ITT Inc	3,311	500,027
Lincoln Electric Holdings Inc	2,227	442,683
Middleby Corp/The (b)	2,154	368,636
Nordson Corp	2,294	505,185
Oshkosh Corp	2,644	307,762
Otis Worldwide Corp	16,062	1,532,636
Pentair PLC	6,626	686,984
RBC Bearings Inc (b)	1,147	400,016
Snap-on Inc	2,072	735,871
Stanley Black & Decker Inc	6,227	548,412
Timken Co/The	2,670	214,321
Toro Co/The	4,134	344,238
Westinghouse Air Brake Technologies Corp	6,848	1,423,836
Xylem Inc/NY	9,734	1,207,405
		18,821,829
Marine Transportation - 0.1%
Kirby Corp (b)	2,330	254,320
Passenger Airlines - 1.0%
Alaska Air Group Inc (b)	5,054	370,205
American Airlines Group Inc (b)	26,406	446,790
Delta Air Lines Inc	25,915	1,743,302
Southwest Airlines Co	24,068	739,128
United Airlines Holdings Inc (b)	13,163	1,393,172
		4,692,597
Professional Services - 2.7%
Amentum Holdings Inc	5,319	111,539
Booz Allen Hamilton Holding Corp Class A	5,101	658,029
Broadridge Financial Solutions Inc	4,725	1,125,590
CACI International Inc (b)	895	345,703
Clarivate PLC (b)	10,606	57,484
Concentrix Corp	1,934	101,110
Dayforce Inc (b)	6,094	431,090
Dun & Bradstreet Holdings Inc	12,477	153,467
Equifax Inc	4,960	1,362,909
FTI Consulting Inc (b)	1,425	278,374
Genpact Ltd	7,000	340,830
Jacobs Solutions Inc	4,970	696,446
KBR Inc	5,384	292,997
Leidos Holdings Inc	5,362	761,565
ManpowerGroup Inc	1,219	73,407
Parsons Corp (b)	1,867	147,997
Paychex Inc	12,944	1,911,440
Paycom Software Inc	2,060	427,574
Paycor HCM Inc (b)	3,404	75,330
Paylocity Holding Corp (b)	1,754	360,482
Robert Half Inc	4,138	268,101
Science Applications International Corp	2,021	218,834
SS&C Technologies Holdings Inc	8,657	700,784
TransUnion	7,842	778,319
Verisk Analytics Inc	5,674	1,630,935
		13,310,336
Trading Companies & Distributors - 1.8%
Air Lease Corp Class A	4,187	193,439
Core & Main Inc Class A (b)	7,748	437,297
Fastenal Co	23,002	1,684,666
Ferguson Enterprises Inc	8,155	1,477,034
MSC Industrial Direct Co Inc Class A	1,885	151,573
SiteOne Landscape Supply Inc (b)	1,815	258,275
United Rentals Inc	2,634	1,996,730
Watsco Inc	1,390	665,240
Wesco International Inc	1,689	312,465
WW Grainger Inc	1,743	1,852,234
		9,028,953
TOTAL INDUSTRIALS		83,428,773

Information Technology - 14.1%
Communications Equipment - 0.4%
Ciena Corp (b)	5,791	504,628
F5 Inc (b)	2,347	697,669
Juniper Networks Inc	13,037	454,470
Lumentum Holdings Inc (b)	2,749	233,830
Ubiquiti Inc	165	66,583
		1,957,180
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics Inc (b)	2,125	247,669
Avnet Inc	3,530	182,360
CDW Corp/DE	5,422	1,079,737
Cognex Corp	6,952	277,385
Coherent Corp (b)	5,031	455,255
Corning Inc	30,826	1,605,418
Crane NXT Co	1,997	127,748
Ingram Micro Holding Corp	769	17,932
IPG Photonics Corp (b)	685	50,231
Jabil Inc	4,446	722,075
Keysight Technologies Inc (b)	7,030	1,253,801
Littelfuse Inc	992	236,453
TD SYNNEX Corp	3,043	433,658
Teledyne Technologies Inc (b)	1,864	953,119
Trimble Inc (b)	9,774	732,659
Vontier Corp	6,046	233,073
Zebra Technologies Corp Class A (b)	2,058	806,613
		9,415,186
IT Services - 2.4%
Akamai Technologies Inc (b)	6,009	600,299
Amdocs Ltd	4,522	398,795
Cloudflare Inc Class A (b)	12,076	1,671,319
Cognizant Technology Solutions Corp Class A	20,040	1,655,505
DXC Technology Co (b)	7,309	158,751
EPAM Systems Inc (b)	2,205	559,982
Gartner Inc (b)	3,025	1,642,062
Globant SA (b)	1,707	364,137
GoDaddy Inc Class A (b)	5,613	1,193,604
Kyndryl Holdings Inc (b)	9,164	347,865
MongoDB Inc Class A (b)	2,889	789,621
Okta Inc Class A (b)	6,534	615,633
Twilio Inc Class A (b)	6,157	902,493
VeriSign Inc (b)	3,342	718,530
		11,618,596
Semiconductors & Semiconductor Equipment - 1.8%
Amkor Technology Inc	4,594	113,058
Astera Labs Inc (b)	4,348	440,974
Cirrus Logic Inc (b)	2,162	217,151
Enphase Energy Inc (b)	5,225	325,413
Entegris Inc	6,073	616,652
First Solar Inc (b)	4,290	718,661
GlobalFoundries Inc (b)	3,984	165,216
Lattice Semiconductor Corp (b)	5,491	313,097
MACOM Technology Solutions Holdings Inc (b)	2,227	294,521
Microchip Technology Inc	21,361	1,159,903
MKS Instruments Inc	2,691	304,836
Monolithic Power Systems Inc	1,893	1,206,542
ON Semiconductor Corp (b)	17,111	895,590
Onto Innovation Inc (b)	1,970	403,377
Qorvo Inc (b)	3,816	316,652
Skyworks Solutions Inc	6,455	572,946
Teradyne Inc	6,285	727,740
Universal Display Corp	1,873	280,800
Wolfspeed Inc (b)(d)	5,314	32,575
		9,105,704
Software - 6.4%
ANSYS Inc (b)	3,509	1,229,905
Appfolio Inc Class A (b)	916	214,262
AppLovin Corp Class A (b)	10,555	3,901,022
Aspen Technology Inc (b)	1,081	284,898
Bentley Systems Inc Class B	5,629	262,030
BILL Holdings Inc (b)	4,070	393,854
Ccc Intelligent Solutions Holdings Inc Class A (b)	18,199	202,191
Confluent Inc Class A (b)	9,972	295,969
Datadog Inc Class A (b)	12,030	1,716,801
DocuSign Inc (b)	8,164	789,704
Dolby Laboratories Inc Class A	2,354	197,100
DoubleVerify Holdings Inc (b)	5,937	122,362
Dropbox Inc Class A (b)	9,446	303,689
Dynatrace Inc (b)	11,883	686,243
Elastic NV (b)	3,502	394,255
Fair Isaac Corp (b)	954	1,787,376
Five9 Inc (b)	3,027	124,077
Gen Digital Inc	21,769	585,804
Gitlab Inc Class A (b)	4,936	359,143
Guidewire Software Inc (b)	3,293	695,712
HashiCorp Inc Class A (b)	5,696	194,803
HubSpot Inc (b)	1,966	1,532,556
Informatica Inc Class A (b)	3,243	83,280
Manhattan Associates Inc (b)	2,466	514,383
MicroStrategy Inc Class A (b)(d)	6,626	2,218,319
nCino Inc (b)	3,392	115,362
Nutanix Inc Class A (b)	10,079	693,082
Palantir Technologies Inc Class A (b)	80,960	6,678,390
Pegasystems Inc	1,794	194,272
Procore Technologies Inc (b)	4,310	342,904
PTC Inc (b)	4,763	921,545
RingCentral Inc Class A (b)	3,331	115,985
SentinelOne Inc Class A (b)	11,270	269,917
Teradata Corp (b)	3,894	124,258
Tyler Technologies Inc (b)	1,705	1,025,796
UiPath Inc Class A (b)	17,392	247,314
Unity Software Inc (b)	12,229	271,484
Zoom Communications Inc Class A (b)	10,634	924,520
Zscaler Inc (b)	3,759	761,536
		31,776,103
Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co	52,263	1,107,453
HP Inc	38,794	1,260,805
NetApp Inc	8,295	1,012,820
Pure Storage Inc Class A (b)	12,375	838,901
Super Micro Computer Inc (b)(d)	19,939	568,660
Western Digital Corp (b)	13,929	907,196
		5,695,835
TOTAL INFORMATION TECHNOLOGY		69,568,604

Materials - 5.3%
Chemicals - 2.3%
Albemarle Corp	4,754	400,239
Ashland Inc	2,011	127,678
Axalta Coating Systems Ltd (b)	8,748	314,403
Celanese Corp	4,412	313,428
CF Industries Holdings Inc	6,973	642,980
Chemours Co/The	6,064	115,155
Corteva Inc	28,146	1,837,090
Dow Inc	28,417	1,109,685
DuPont de Nemours Inc	16,792	1,289,627
Eastman Chemical Co	4,676	465,963
Element Solutions Inc	8,962	231,309
FMC Corp	5,017	279,848
Huntsman Corp	6,875	115,706
International Flavors & Fragrances Inc	10,326	899,291
LyondellBasell Industries NV Class A1	10,446	790,762
Mosaic Co/The	12,922	360,395
NewMarket Corp	273	135,959
Olin Corp	4,857	142,262
PPG Industries Inc	9,288	1,071,650
RPM International Inc	5,089	644,267
Scotts Miracle-Gro Co/The	1,746	123,896
Westlake Corp	1,352	154,493
		11,566,086
Construction Materials - 0.6%
Eagle Materials Inc	1,342	344,545
Martin Marietta Materials Inc	2,462	1,339,623
Vulcan Materials Co	5,320	1,458,479
		3,142,647
Containers & Packaging - 1.4%
Amcor PLC	57,976	563,527
AptarGroup Inc	2,643	415,347
Avery Dennison Corp	3,224	598,794
Ball Corp	11,881	661,772
Berry Global Group Inc	4,598	312,296
Crown Holdings Inc	4,717	414,436
Graphic Packaging Holding CO	11,994	328,995
International Paper Co	21,070	1,172,124
Packaging Corp of America	3,561	757,282
Sealed Air Corp	5,951	207,273
Silgan Holdings Inc	3,345	184,042
Smurfit WestRock PLC	20,826	1,105,652
Sonoco Products Co	4,028	191,894
		6,913,434
Metals & Mining - 0.9%
Alcoa Corp	9,983	352,600
ATI Inc (b)	4,963	283,338
Cleveland-Cliffs Inc (b)	19,116	195,748
MP Materials Corp (b)	5,298	116,343
Nucor Corp	9,545	1,225,864
Reliance Inc	2,160	625,320
Royal Gold Inc	2,650	370,523
Steel Dynamics Inc	5,838	748,432
United States Steel Corp	8,972	330,618
		4,248,786
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	2,500	292,425
TOTAL MATERIALS		26,163,378

Real Estate - 7.3%
Diversified REITs - 0.1%
WP Carey Inc	8,730	488,094
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	6,997	681,158
Healthcare Realty Trust Inc	14,485	242,624
Healthpeak Properties Inc	28,155	581,682
Medical Properties Trust Inc (d)	24,310	114,014
Omega Healthcare Investors Inc	10,814	400,767
Ventas Inc	16,862	1,018,802
		3,039,047
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	28,014	468,114
Park Hotels & Resorts Inc	8,313	112,142
		580,256
Industrial REITs - 0.3%
Americold Realty Trust Inc	11,603	253,526
EastGroup Properties Inc	1,987	337,035
First Industrial Realty Trust Inc	5,315	283,768
Lineage Inc	2,552	153,119
Rexford Industrial Realty Inc	8,948	363,826
STAG Industrial Inc Class A	7,333	250,642
		1,641,916
Office REITs - 0.3%
BXP Inc	6,318	462,099
Cousins Properties Inc	6,568	200,521
Highwoods Properties Inc	4,295	127,947
Kilroy Realty Corp	4,583	178,829
Vornado Realty Trust	7,037	304,421
		1,273,817
Real Estate Management & Development - 0.9%
CBRE Group Inc Class A (b)	12,318	1,782,907
CoStar Group Inc (b)	16,383	1,254,938
Howard Hughes Holdings Inc (b)	1,278	97,601
Jones Lang LaSalle Inc (b)	1,905	538,734
Seaport Entertainment Group Inc	404	10,750
Zillow Group Inc Class A (b)	1,830	144,936
Zillow Group Inc Class C (b)	6,159	506,393
		4,336,259
Residential REITs - 1.4%
American Homes 4 Rent Class A	13,565	469,756
AvalonBay Communities Inc	5,691	1,260,613
Camden Property Trust	4,103	466,552
Equity LifeStyle Properties Inc	7,606	497,813
Equity Residential	15,182	1,072,305
Essex Property Trust Inc	2,553	726,507
Invitation Homes Inc	24,632	767,287
Mid-America Apartment Communities Inc	4,609	703,241
Sun Communities Inc	4,970	628,705
UDR Inc	13,014	543,204
		7,135,983
Retail REITs - 1.3%
Agree Realty Corp	4,295	311,688
Brixmor Property Group Inc	11,957	311,599
Federal Realty Investment Trust	3,385	367,713
Kimco Realty Corp	26,389	592,433
NNN REIT Inc	7,529	296,567
Realty Income Corp	35,125	1,919,230
Regency Centers Corp	7,222	518,828
Simon Property Group Inc	12,994	2,259,138
		6,577,196
Specialized REITs - 2.3%
Crown Castle Inc	17,567	1,568,382
CubeSmart	9,046	377,218
Digital Realty Trust Inc	13,324	2,183,272
EPR Properties	3,068	141,435
Extra Space Storage Inc	8,431	1,298,374
Gaming and Leisure Properties Inc	10,331	499,917
Iron Mountain Inc	11,723	1,190,705
Lamar Advertising Co Class A	3,483	440,321
National Storage Affiliates Trust	2,934	108,998
Rayonier Inc	6,701	175,164
SBA Communications Corp Class A	4,337	856,818
VICI Properties Inc	41,759	1,243,165
Weyerhaeuser Co	29,486	902,861
		10,986,630
TOTAL REAL ESTATE		36,059,198

Utilities - 5.4%
Electric Utilities - 2.5%
Alliant Energy Corp	10,291	605,934
Edison International	15,349	828,846
Entergy Corp	17,142	1,389,874
Evergy Inc	8,872	569,316
Eversource Energy	14,550	839,244
Exelon Corp	40,253	1,610,121
FirstEnergy Corp	23,243	925,071
IDACORP Inc	2,146	235,931
NRG Energy Inc	8,269	847,076
OGE Energy Corp	8,014	338,431
PG&E Corp	86,074	1,347,058
Pinnacle West Capital Corp	4,567	397,146
PPL Corp	29,832	1,002,355
Xcel Energy Inc	23,159	1,556,286
		12,492,689
Gas Utilities - 0.3%
Atmos Energy Corp	6,222	886,698
MDU Resources Group Inc	8,245	146,926
National Fuel Gas Co	3,681	257,780
UGI Corp	8,739	268,549
		1,559,953
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	28,829	317,119
Clearway Energy Inc Class A	1,734	42,535
Clearway Energy Inc Class C	3,225	83,624
Vistra Corp	13,664	2,295,962
		2,739,240
Multi-Utilities - 1.7%
Ameren Corp	10,726	1,010,389
CenterPoint Energy Inc	26,001	846,853
CMS Energy Corp	11,937	787,842
Consolidated Edison Inc	13,998	1,312,173
DTE Energy Co	8,330	998,600
NiSource Inc	18,605	693,966
Public Service Enterprise Group Inc	20,054	1,675,311
WEC Energy Group Inc	12,750	1,265,565
		8,590,699
Water Utilities - 0.3%
American Water Works Co Inc	7,746	965,461
Essential Utilities Inc	10,287	364,983
		1,330,444
TOTAL UTILITIES		26,713,025

TOTAL UNITED STATES		486,077,858
TOTAL COMMON STOCKS (Cost $368,395,655)		492,225,326

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	46

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $53,874)	4.46	54,000	53,892

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	1,043,764	1,043,973
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	2,467,883	2,468,130
TOTAL MONEY MARKET FUNDS (Cost $3,512,103)			3,512,103

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $371,961,706)	495,791,367
NET OTHER ASSETS (LIABILITIES) - (0.5)% (f)	(2,361,445)
NET ASSETS - 100.0%	493,429,922

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Mar 2025	1,300,000	41,930	41,930

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Includes $98,056 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,892.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,144,201	19,386,904	19,487,094	30,286	(38)	-	1,043,973	1,043,764	0.0%
Fidelity Securities Lending Cash Central Fund	2,938,580	33,163,175	33,633,625	42,180	-	-	2,468,130	2,467,883	0.0%
Total	4,082,781	52,550,079	53,120,719	72,466	(38)	-	3,512,103	3,511,647

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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